NET INCOME PER SHARE - Schedule of earnings per share, basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders of the Company from continuing operations	¥ 144,364	$ 19,778	¥ 116,768	¥ 68,284
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	204,787,786	204,787,786	206,387,105	208,341,011
Dilutive effect of share options	1,903,131	1,903,131	1,280,658	1,937,596
Denominator for diluted calculation	206,690,917	206,690,917	207,667,763	210,278,607
Basic net income per ordinary share from continuing operations | (per share)	¥ 0.7	$ 0.1	¥ 0.57	¥ 0.33
Diluted net income per ordinary share from continuing operations | (per share)	¥ 0.7	$ 0.1	¥ 0.56	¥ 0.32